Mar. 24, 2020
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Income Securities Trust	Federated Hermes Income Securities Trust
Federated Capital Income Fund	Federated Hermes Capital Income Fund
Federated Floating Rate Strategic Income Fund	Federated Hermes Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities	Federated Hermes Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund	Federated Hermes Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund	Federated Hermes Muni and Stock Advantage Fund
Federated Real Return Bond Fund	Federated Hermes Real Return Bond Fund
Federated Short-Term Income Fund	Federated Hermes Short-Term Income Fund